Note 14 - Employee Benefits - ESOP Share Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares held by participants beginning of the year (in shares)	339,870	334,277	336,024
Shares allocated to participants (in shares)	24,317	24,377	24,317
Shares distributed to participants (in shares)	(7,052)	(18,784)	(26,064)
Shares held by participants end of year (in shares)	357,135	339,870	334,277
Unreleased shares beginning of the year (in shares)	279,746	304,123	328,440
Shares released during year (in shares)	(24,317)	(24,377)	(24,317)
Unreleased shares end of year (in shares)	255,429	279,746	304,123
Total ESOP shares end of year (in shares)	612,564	619,616	638,400
Fair value of unreleased shares at December 31	$ 4,878,694	$ 4,895,555	$ 3,512,621